CONVERTIBLE NOTES - Summary of Changes In Convertible Debt, Net of Unamortized Discount (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Issuance of convertible debt, face value		¥ 162,151,500
Debt discount from issuance/sale of ADS shares		(10,823,428)
Debt discount from derivative liability (embedded conversion option)		(129,956,000)
Deferred financing fees		(194,169)
Repayments of convertible notes			¥ (318,929,623)	¥ 0
Conversion of convertible debt into ordinary shares		(39,926,775)
Amortization of debt discount		113,893,971
Exchange rate change on convertible notes face value		(2,296,722)
Convertible debt, net at December 31,	$ 14,569,936	92,848,377
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Exchange rate change on convertible notes face value		¥ (2,296,722)